Notes Payable - Schedule of Notes Payable Activity (Details) (Parenthetical) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt instrument, face amount			$ 0	$ 252,082
Debt conversion, converted instrument, amount	$ 52,904		110,636	524,534
Maximum [Member]
Debt conversion, converted instrument, amount			0	196,666
Related Party Notes [Member]
Debt instrument, face amount		$ 0	30,000	60,000
Debt conversion, converted instrument, amount			95,000
Convertible Notes [Member]
Debt instrument, face amount		148,014	2,374,415	1,777,788
Debt conversion, converted instrument, amount		2,764,226
Convertible notes with a principal balance		3,808,241
New Convertible Notes [Member]
Debt instrument, face amount		168,000
Other Notes [Member]
Debt instrument, face amount		$ 7,500
Convertible Notes [Member]
Debt instrument, face amount			725,788
Convertible Notes [Member] | Subsequent To December 31, 2018 [Member]
Debt instrument, face amount			523,894
Convertible notes with a principal balance			1,935,000
Debt discount			75,497
Accrued interest			$ 18,137
Convertible Notes [Member] | Subsequent to December 31, 2017 [Member]
Debt instrument, face amount				194,282
Debt discount				1,256
Accrued interest				$ 9,591